Consolidated Statements of Cash Flows - Parenthetical (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Statement of cash flows [abstract]
Cash held for corporate purposes	€ 355,800
Cash held for regulatory purposes	€ 17,090